Schedule of finance expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Finance expense	$ 292,656	$ 350,145
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Finance expense	61,362	53,725
Short-term borrowings [member]
IfrsStatementLineItems [Line Items]
Finance expense	167,783	249,284
Loans from directors [member]
IfrsStatementLineItems [Line Items]
Finance expense	$ 63,511	$ 47,136